Income tax - Current and deferred (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Income tax
Current tax expense	$ 11,317	¥ 75,948	¥ 72,591	¥ 58,767
Deferred tax expense	(2,189)	(14,688)	(9,935)	(21,145)
Total income tax expense	$ 9,128	¥ 61,260	¥ 62,656	¥ 37,622